As filed with the Securities and Exchange Commission on May 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 96.4%
Banks: 2.5%
14,200	BB&T Corp.	$445,738
Capital Goods: 6.7%
4,692	Deere & Co.	379,583
4,400	Roper Industries, Inc.	436,304
4,426	United Technologies Corp.	367,092
		1,182,979
Consumer Durables & Apparel: 4.5%
4,736	Coach, Inc.	365,998
2,900	V.F. Corp.	423,342
		789,340
Consumer Services: 5.0%
4,116	McDonald's Corp.	403,780
8,410	Starbucks Corp.	470,034
		873,814
Diversified Financials: 2.0%
6,197	Capital One Financial Corp.	345,421
Energy: 10.4%
5,533	Devon Energy Corp.	393,507
4,426	Exxon Mobil Corp.	383,867
5,311	National Oilwell Varco, Inc.	422,065
3,541	Occidental Petroleum Corp.	337,209
4,161	Schlumberger Ltd.	290,979
		1,827,627
Food & Staples Retailing: 2.2%
11,420	Walgreen Co.	382,456
Food, Beverage & Tobacco: 6.9%
5,666	The Coca Cola Co.	419,341
11,375	Kraft Foods, Inc. - Class A	432,364
4,426	Mead Johnson Nutrition Co.	365,056
		1,216,761
Health Care Equipment & Services: 6.7%
3,984	Becton, Dickinson and Co.	309,358
4,957	Cerner Corp. *	377,525
900	Intuitive Surgical, Inc. *	487,575
		1,174,458
Household & Personal Products: 2.3%
4,205	Colgate-Palmolive Co.	411,165
Insurance: 2.2%
6,700	The Travelers Companies, Inc.	396,640
Materials: 4.4%
6,772	E.I. DuPont de Nemours & Co.	358,239
3,674	Praxair, Inc.	421,187
		779,426
Information Services: 1.9%
531	Google, Inc. *	340,498
Retailing: 5.9%
5,200	Dollar Tree, Inc. *	491,348
13,722	The TJX Companies, Inc.	544,901
		1,036,249
Semiconductors & Semiconductor Equipment: 2.5%
15,300	ARM Holdings PLC - ADR	432,837
Software & Services: 10.0%
7,613	Accenture PLC	491,039
5,754	Check Point Software Technologies Ltd. *	367,335
2,169	International Business Machines Corp.	452,562
6,639	Teradata Corp. *	452,448
		1,763,384
Technology Hardware & Equipment: 14.1%
1,195	Apple, Inc. *	716,367
23,902	Cisco Systems, Inc.	505,527
14,739	EMC Corp. *	440,401
12,969	Juniper Networks, Inc. *	296,731
7,573	QUALCOMM, Inc.	515,116
		2,474,142
Telecommunication Services: 1.9%
5,311	American Tower Corp.	334,699
Transportation: 4.3%
5,046	Canadian National Railway Co.	400,804
4,382	United Parcel Service, Inc.	353,715
		754,519
TOTAL COMMON STOCKS
(Cost $13,552,410)		16,962,153
SHORT-TERM INVESTMENT: 3.5%
Money Market Fund: 3.5%
615,574	Invesco Short-Term Prime Portfolio - Institutional Class, 0.130% (a)	615,574
TOTAL SHORT-TERM INVESTMENT
(Cost $615,574)		615,574
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $14,167,984)		17,577,727
Other Assets in Excess of Liabilities: 0.1%		18,948
TOTAL NET ASSETS: 100.0%		$17,596,675
*	Non-income producing security.
ADR	- American Depository Receipt
(a)	7-day yield as of March 31, 2012.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows+:

Cost of investments	$14,177,196
Gross unrealized appreciation	3,529,654
Gross unrealized depreciation	(129,123)
Net unrealized appreciation	$3,400,531

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Congress Large Cap Growth Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2012 (Unaudited)
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012:
Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$16,962,153	$-	$-	$16,962,153
Short-Term Investment	615,574	-	-	615,574
Total Investments in Securities	$17,577,727	$-	$-	$17,577,727

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*/s/ Eric W. Falkeis
                                                  Eric W. Falkeis, President

Date  May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date May 21, 2012

By (Signature and Title)*/s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date  May 24, 2012

* Print the name and title of each signing officer under his or her signature.